ACCOUNTS RECEIVABLE AND OTHER - Undiscounted Lease Payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Receivables from lease contracts	$ 3,048
Less than 1 year
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Receivables from lease contracts	367
1-2 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Receivables from lease contracts	339
2-3 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Receivables from lease contracts	322
3-4 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Receivables from lease contracts	302
4-5 years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Receivables from lease contracts	278
5 plus years
Disclosure Of Maturity Analysis Of Operating And Finance Lease Payments [Line Items]
Receivables from lease contracts	$ 1,440